UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 56.8%
Consumer Discretionary 6.0%
Auto Components 0.7%
Aisin Seiki Co., Ltd.	100	3,264
Autoliv, Inc.	34,600	1,613,052
Bridgestone Corp.	400	6,088
Compagnie Generale des Etablissements Michelin "B"	157	11,199
Continental AG	138	14,138
Cooper Tire & Rubber Co.	16,600	130,144
Denso Corp.	300	10,269
Goodyear Tire & Rubber Co.*	36,200	645,446
Lear Corp.*	10,600	150,308
Magna International, Inc. "A"	500	29,754

Nokian Renkaat Oyj	14,735	703,151
Rieter Holding AG (Registered)	6	1,945
Stoneridge, Inc.*	10,000	170,600
Toyota Industries Corp.	200	6,366
TRW Automotive Holdings Corp.*	46,200	853,314

		4,349,038
Automobiles 0.1%
Daimler AG (Registered)	823	50,802
Fiat SpA	5,985	97,709
Honda Motor Co., Ltd.	1,100	37,426
Isuzu Motors Ltd.	1,000	4,802
Mitsubishi Motors Corp.*	3,000	5,445
Nissan Motor Co., Ltd.	1,400	11,525
PSA Peugeot Citroen	169	9,099
Renault SA	194	15,872
Suzuki Motor Corp.	14,900	351,564
Toyota Motor Corp.	1,700	79,964
Volkswagen AG	138	39,773

		703,981
Distributors 0.0%
Inchcape PLC	792	5,014
Li & Fung Ltd.	22,000	66,158

		71,172
Diversified Consumer Services 0.1%
DeVry, Inc.	6,100	327,082
Hotels Restaurants & Leisure 1.0%
Accor SA	229	15,212
Bally Technologies, Inc.*	3,400	114,920
Bob Evans Farms, Inc.	1,200	34,320
Buffalo Wild Wings, Inc.*	4,900	121,667
California Pizza Kitchen, Inc.*	8,000	89,520
Carnival PLC	221	7,021
CEC Entertainment, Inc.*	7,500	210,075
Chipotle Mexican Grill, Inc. "B"*	1,300	97,968
CKE Restaurants, Inc.	2,800	34,916
Compass Group PLC	2,937	22,066
Crown Ltd.	4,192	37,275
Darden Restaurants, Inc.	30,400	970,976
Enterprise Inns PLC	717	5,786
InterContinental Hotel Group PLC	373	4,978
Lottomatica SpA	218	6,496
McDonald's Corp.	14,900	837,678
P.F. Chang's China Bistro, Inc.*	9,800	218,932
Shangri-La Asia Ltd.	12,000	27,979
Sodexo	129	8,434
TABCORP Holdings Ltd.	5,771	54,208
Tatts Group Ltd.	13,276	29,711
Town Sports International Holdings, Inc.*	21,200	198,008
TUI AG	232	5,368
Whitbread PLC	338	8,242
WMS Industries, Inc.*	8,700	258,999
Yum! Brands, Inc.	94,900	3,330,041

		6,750,796

Household Durables 0.5%
American Greetings Corp. "A"	1,400	17,276
CSS Industries, Inc.	7,000	169,540
D.R. Horton, Inc.	149,300	1,619,905
Electrolux AB "B"	1,200	15,227
Furniture Brands International, Inc.	11,000	146,960
Hooker Furniture Corp.	9,400	162,808
Husqvarna AB "B"	1,300	11,303
Libbey, Inc.	3,900	29,016
Makita Corp.	6,000	244,724
Matsushita Electric Industrial Co., Ltd.	1,000	21,445
NVR, Inc.*	1,000	500,080
Persimmon PLC	383	2,396
Sekisui House Ltd.	1,000	9,316
Sharp Corp.	1,000	16,317
Sony Corp.	600	25,779
Tupperware Brands Corp.	4,700	160,834

		3,152,926
Internet & Catalog Retail 0.0%
Home Retail Group PLC	1,046	4,517
Overstock.com, Inc.*	6,800	176,460
Priceline.com, Inc.*	800	92,368

		273,345
Media 1.7%
British Sky Broadcasting Group PLC	1,807	16,968
DG Fastchannel, Inc.*	9,200	158,700
DISH Network Corp. "A"*	113,700	3,329,136
Fairfax Media Ltd.	14,193	39,928
Gestevision Telecinco SA	500	6,359
Global Sources Ltd.*	13,740	208,573
ITV PLC	4,753	4,208
Lagardere SCA	166	9,434
Mediaset SpA	5,737	37,711
Modern Times Group MTG AB "B"	250	14,656
Omnicom Group, Inc.	57,200	2,567,136
Pearson PLC	966	11,805
Publicis Groupe	212	6,842
Reed Elsevier NV	4,876	81,789
Reed Elsevier PLC	1,396	15,961
Scholastic Corp.*	1,000	28,660
Seat Pagine Gialle SpA*	27,435	2,845
SES "A" (FDR)	261	6,576
Shaw Communications, Inc. "B"	2,300	46,961
Singapore Press Holdings Ltd.	129,000	401,489
The DIRECTV Group, Inc.*	158,300	4,101,553
Thomson Reuters Corp.	1,300	41,944
Thomson Reuters PLC	202	5,399
United Business Media Ltd.	550	5,965
Vivendi	1,187	44,936
Wolters Kluwer NV	2,435	56,485
WPP Group PLC	1,283	12,351
Yell Group PLC	1,016	1,415
Yellow Pages Income Fund (Unit)	600	5,207

		11,270,992

Multiline Retail 0.0%
Canadian Tire Corp. Ltd. "A"	400	20,751
Marks & Spencer Group PLC	1,707	11,148
Next PLC	252	4,858
PPR	86	9,501

		46,258
Specialty Retail 1.2%
AnnTaylor Stores Corp.*	71,300	1,708,348
Build-A-Bear Workshop, Inc.*	11,000	79,970
Esprit Holdings Ltd.	49,400	514,181
Gymboree Corp.*	2,700	108,189
Hennes & Mauritz AB "B"	2,150	116,045
Hot Topic, Inc.*	6,900	37,329
Industria de Diseno Textil SA	3,657	168,106
Jo-Ann Stores, Inc.*	6,300	145,089
Jos. A. Bank Clothiers, Inc.*	7,800	208,650
Kingfisher PLC	2,909	6,491
RadioShack Corp.	97,200	1,192,644
Rent-A-Center, Inc.*	13,000	267,410
Systemax, Inc.	10,700	188,855
Talbots, Inc.	12,800	148,352
The Buckle, Inc.	5,900	269,807
The Gap, Inc.	174,700	2,912,249
Yamada Denki Co., Ltd.	70	4,976

		8,076,691
Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	3,793	238,816
Billabong International Ltd.	200	2,067
Burberry Group PLC	630	5,656
Compagnie Financiere Richemont SA "A" (Unit)	5,002	276,236
Fossil, Inc.*	8,700	252,909
G-III Apparel Group Ltd.*	2,200	27,148
Gildan Activewear, Inc.*	600	15,422
Hanesbrands, Inc.*	86,100	2,336,754
Hermes International	82	12,847
Luxottica Group SpA	740	17,299
LVMH Moet Hennessy Louis Vuitton SA	250	26,055
Perry Ellis International, Inc.*	8,400	178,248
Phillips-Van Heusen Corp.	11,000	402,820
Swatch Group AG (Bearer)	143	35,434
Swatch Group AG (Registered)	241	11,206
The Warnaco Group, Inc.*	6,000	264,420
Wolverine World Wide, Inc.	9,200	245,364

		4,348,701
Consumer Staples 3.7%
Beverages 0.9%
Asahi Breweries Ltd.	1,100	20,553
Carlsberg AS "B"	7,900	762,214
Coca-Cola Amatil Ltd.	2,147	14,414
Coca-Cola Enterprises, Inc.	25,000	432,500
Diageo PLC	2,872	52,750
Dr. Pepper Snapple Group, Inc.*	288	6,042
Foster's Group Ltd.	6,329	30,722
Heineken NV	860	43,712
InBev NV	4,085	282,360

Kirin Holdings Co., Ltd.	2,000	31,145
Pepsi Bottling Group, Inc.	136,500	3,811,080
Pernod Ricard SA	372	38,154
SABMiller PLC	1,041	23,837

		5,549,483
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	1,700	20,941
Carrefour SA	1,176	66,314
Casino Guichard-Perrachon SA	123	13,887
Colruyt SA	122	32,101
Delhaize Group	731	49,136
George Weston Ltd.	500	23,110
Ingles Markets, Inc. "A"	3,100	72,323
J Sainsbury PLC	1,965	12,436
Kesko Oyj "B"	199	6,401
Koninklijke Ahold NV	3,447	46,175
Lawson, Inc.	200	9,743
Loblaw Companies Ltd.	1,000	29,823
Metro AG	1,069	68,118
Metro, Inc. "A"	600	14,263
Nash Finch Co.	1,200	41,124
Olam International Ltd.	3,000	5,373
Seven & I Holdings Co., Ltd.	2,100	60,038
Shoppers Drug Mart Corp.	2,000	109,621
Sysco Corp.	41,100	1,130,661
Tesco PLC	8,774	64,431
Wal-Mart Stores, Inc.	34,500	1,938,900
Wesfarmers Ltd.	1,881	67,153
Wesfarmers Ltd. (PPS)	246	8,862
William Morrison Supermarkets PLC	2,064	10,921
Winn-Dixie Stores, Inc.*	1,500	24,030
Woolworths Ltd.	3,605	84,382

		4,010,267
Food Products 0.6%
Ajinomoto Co., Inc.	2,000	18,892
Cadbury PLC	1,536	19,274
Cal-Maine Foods, Inc.	7,500	247,425
Chaoda Modern Agriculture (Holdings) Ltd.	104,000	130,818
Danisco AS	850	54,596
Darling International, Inc.*	20,200	333,704
Dean Foods Co.*	10,600	207,972
Flowers Foods, Inc.	14,400	408,096
Fresh Del Monte Produce, Inc.*	9,500	223,915
Golden Agri-Resources Ltd.	11,000	7,301
Groupe DANONE	864	60,460
IAWS Group PLC	239	5,983
Imperial Sugar Co.	7,700	119,581
Kerry Group PLC "A" (a)	2,732	81,142
Kerry Group PLC "A" (a)	2,803	82,944
Nestle SA (Registered)	18,918	854,833
Nissin Food Products Co., Ltd.	200	6,700
Parmalat SpA	4,471	11,655
Ralcorp Holdings, Inc.*	1,300	64,272
Saputo, Inc.	1,500	42,866
Tate & Lyle PLC	684	5,406

Tyson Foods, Inc. "A"	38,200	570,708
Unilever NV (CVA)	4,690	133,002
Unilever PLC	1,440	40,967
Wilmar International Ltd.	2,000	7,456

		3,739,968
Household Products 0.6%
Colgate-Palmolive Co.	52,900	3,655,390
Henkel AG & Co. KGaA	797	29,836
Kao Corp.	1,000	26,194
Procter & Gamble Co.	7,900	480,399
Reckitt Benckiser Group PLC	433	21,925
Unicharm Corp.	100	7,097

		4,220,841
Personal Products 0.5%
American Oriental Bioengineering, Inc.*	15,700	154,959
Beiersdorf AG	812	59,730
Herbalife Ltd.	72,800	2,821,000
L'Oreal SA	505	54,855
Shiseido Co., Ltd.	1,000	22,920

		3,113,464
Tobacco 0.5%
Alliance One International, Inc.*	12,700	64,897
Altria Group, Inc.	58,100	1,194,536
British American Tobacco PLC	1,673	57,691
Imperial Tobacco Group PLC	6,633	246,873
Japan Tobacco, Inc.	11	46,815
Philip Morris International, Inc.*	30,300	1,496,517
Swedish Match AB	12,200	248,528

		3,355,857
Energy 8.6%
Energy Equipment & Services 0.3%
Acergy SA	500	11,149
Aker Solutions ASA	450	10,580
AMEC PLC	67,743	1,198,423
Compagnie Generale de Geophysique-Veritas*	126	5,949
Dawson Geophysical Co.*	1,600	95,136
FMC Technologies, Inc.*	1,900	146,167
Fugro NV (CVA)	849	72,391
Oil States International, Inc.*	1,600	101,504
Petroleum Geo-Services ASA	450	10,993
Prosafe Production Public Ltd.*	500	2,896
Prosafe SE	500	4,944
Saipem SpA	298	13,959
SBM Offshore NV	2,046	75,374
Seadrill Ltd.	700	21,390
Technip SA	115	10,573
WorleyParsons Ltd.	411	14,893

		1,796,321
Oil, Gas & Consumable Fuels 8.3%
Alpha Natural Resources, Inc.*	4,900	511,021
Apache Corp.	32,400	4,503,600
Berry Petroleum Co. "A"	6,500	382,720
BG Group PLC	17,718	461,544

Bill Barrett Corp.*	5,200	308,932
BP PLC	5,924	68,725
Brigham Exploration Co.*	13,500	213,705
Callon Petroleum Co.*	9,300	254,448
Cameco Corp.	200	8,591
Canadian Natural Resources Ltd.	200	19,778
Canadian Oil Sands Trust (Unit)	200	10,787
Chevron Corp.	81,540	8,083,060
Cimarex Energy Co.	15,000	1,045,050
Clayton Williams Energy, Inc.*	2,500	274,875
CNOOC Ltd.	247,500	429,294
Comstock Resources, Inc.*	5,700	481,251
ConocoPhillips	70,600	6,663,934
Enbridge, Inc.	200	8,642
EnCana Corp.	300	27,467
Encore Acquisition Co.*	5,300	398,507
Eni SpA	3,542	131,895
ExxonMobil Corp.	70,700	6,230,791
Frontline Ltd.	18,400	1,283,952
Gazprom (ADR) (REG S)	13,450	778,574
Hess Corp.	29,700	3,747,843
Husky Energy, Inc.	200	9,575
Imperial Oil Ltd.	200	11,015
INPEX Holdings, Inc.	5	63,341
KazMunaiGas Exploration Production (GDR) 144A	10,800	336,960
Knightsbridge Tankers Ltd.	2,100	67,641
Mariner Energy, Inc.*	12,900	476,913
McMoRan Exploration Co.*	9,800	269,696
Mongolia Energy Corp., Ltd.*	15,000	28,972
Nexen, Inc.	300	11,962
Nippon Mining Holdings, Inc.	5,000	31,384
Nippon Oil Corp.	8,000	53,840
Noble Energy, Inc.	33,400	3,358,704
Occidental Petroleum Corp.	51,100	4,591,846
OMV AG	1,916	149,564
Origin Energy Ltd.	2,402	36,995
Paladin Energy Ltd.*	950	5,801
Petro-Canada	300	16,802
Petrohawk Energy Corp.*	1,600	74,096
Petroleo Brasileiro SA (ADR)	7,200	509,976
PetroQuest Energy, Inc.*	12,500	336,250
PT Bumi Resources Tbk	258,600	231,123
Repsol YPF SA	8,202	322,712
Rosetta Resources, Inc.*	5,600	159,600
Royal Dutch Shell PLC "A"	1,131	46,422
Royal Dutch Shell PLC "B"	862	34,644
Santos Ltd.	1,672	34,450
Spectra Energy Corp.	55,400	1,592,196
StatoilHydro ASA	15,650	584,277
Suncor Energy, Inc.	400	23,223
Swift Energy Co.*	6,500	429,390
Talisman Energy, Inc.	400	8,857
TonenGeneral Sekiyu KK	2,000	18,140
Total SA	7,701	656,517
W&T Offshore, Inc.	43,200	2,527,632

Whiting Petroleum Corp.*	4,000	424,320
Williams Companies, Inc.	9,800	395,038
Woodside Petroleum Ltd.	1,104	71,673

		54,330,533
Financials 7.7%
Capital Markets 1.8%
3i Group PLC	38,186	623,901
Bank of New York Mellon Corp.	115,000	4,350,450
BlackRock, Inc.	3,300	584,100
Charles Schwab Corp.	31,900	655,226
Credit Suisse Group (Registered)	847	38,432
Daiwa Securities Group, Inc.	1,000	9,152
FCStone Group, Inc.*	7,600	212,268
IGM Financial, Inc.	200	8,289
Julius Baer Holding AG (Registered)	167	11,177
Man Group PLC	19,005	234,268
Mediobanca SpA	1,048	17,705
Nomura Holdings, Inc.	1,300	19,204
Northern Trust Corp.	58,900	4,038,773
Prospect Capital Corp.	19,153	252,436
State Street Corp.	8,600	550,314
T. Rowe Price Group, Inc.	9,500	536,465
UBS AG (Registered)*	2,487	51,417
Waddell & Reed Financial, Inc. "A"	3,200	112,032

		12,305,609
Commercial Banks 1.8%
Allied Irish Banks PLC	5,260	80,816
Anglo Irish Bank Corp. PLC	3,219	29,860
Australia & New Zealand Banking Group Ltd.	1,305	23,364
Banca Monte dei Paschi di Siena SpA	1,361	3,829
Banca Popolare di Milano Scarl	596	5,559
Banco Bilbao Vizcaya Argentaria SA	2,118	40,345
Banco Bradesco SA (ADR) (Preferred)	19,400	396,924
Banco Comercial Portugues SA (Registered)	79,576	171,341
Banco Espirito Santo SA (Registered)	7,393	114,821
Banco Popolare Societa Cooperativa	347	6,120
Banco Popular Espanol SA	820	11,330
Banco Santander SA	4,624	84,370
Bank of East Asia Ltd.	2,400	13,014
Bank of Ireland	6,384	55,347
Bank of Montreal	400	16,672
Bank of Nova Scotia	800	36,615
Barclays PLC	2,184	12,644
Barclays PLC (Subscription Shares)*	468	89
BB&T Corp.	30,900	703,593
BNP Paribas	2,362	211,617
BOC Hong Kong (Holdings) Ltd.	6,500	17,191
Boston Private Financial Holdings, Inc.	8,700	49,329
Canadian Imperial Bank of Commerce	300	16,505
City Holding Co.	3,000	122,310
Commercial Bank of Qatar (GDR) 144A*	61,100	519,350
Commerzbank AG	288	8,509
Commonwealth Bank of Australia	903	34,699
Community Bank System, Inc.	1,300	26,806

Credit Agricole SA	542	10,983
Danske Bank AS	3,800	109,012
DBS Group Holdings Ltd.	4,000	55,570
Deutsche Postbank AG	94	8,225
Dexia SA	985	15,636
DnB NOR ASA	8,400	106,486
Erste Bank der oesterreichischen Sparkassen AG	5,869	363,050
First Financial Bankshares, Inc.	800	36,648
First Merchants Corp.	800	14,520
Grupo Financiero Banorte SAB de CV "O"	55,700	261,943
Hang Seng Bank Ltd.	1,900	40,039
HBOS PLC	1,192	6,524
HSBC Holdings PLC (Registered)	13,671	210,789
Hypo Real Estate Holding AG	213	5,968
ICICI Bank Ltd. (ADR)	7,400	212,824
Intesa Sanpaolo	92,515	526,378
Intesa Sanpaolo (RNC)	641	3,300
Jyske Bank AS (Registered)*	500	29,709
KBC Groep NV	1,398	154,171
Lakeland Bancorp., Inc.	3,600	43,848
Lloyds TSB Group PLC	1,913	11,724
Mitsubishi UFJ Financial Group, Inc.	6,200	54,578
Mizuho Financial Group, Inc.	6	27,785
National Australia Bank Ltd.	1,170	29,641
National Bank of Canada	200	9,932
National Bank of Greece SA	3,744	168,642
National Penn Bancshares, Inc.	18,400	244,352
Nordea Bank AB	6,000	82,145
Old National Bancorp.	1,900	27,094
Oriental Financial Group, Inc.	14,900	212,474
Oversea-Chinese Banking Corp., Ltd.	8,000	48,117
Qatar National Bank*	1,195	74,841
Raiffeisen International Bank-Holding AG	504	63,869
Republic Bancorp., Inc. "A"	2,600	63,960
Resona Holdings, Inc.	4	6,125
Royal Bank of Canada	1,000	44,945
Royal Bank of Scotland Group PLC	3,121	13,311
Shinsei Bank Ltd.	2,000	6,829
Skandinaviska Enskilda Banken AB "A"	1,300	23,927
Societe Generale	270	23,244
Southside Bancshares, Inc.	1,500	27,660
Standard Chartered PLC	11,142	315,085
Sterling Bancshares, Inc.	17,500	159,075
Suffolk Bancorp.	500	14,690
Sumitomo Mitsui Financial Group, Inc.	4	30,009
Sumitomo Trust & Banking Co., Ltd.	1,000	6,969
Susquehanna Bancshares, Inc.	15,900	217,671
Svenska Handelsbanken AB "A"	1,300	30,736
Swedbank AB "A"	300	5,758
Sydbank AS	550	20,931
The Bank of Yokohama Ltd.	1,000	6,897
The Shizuoka Bank Ltd.	1,000	10,230
Tompkins Financial Corp.	1,500	55,800
Toronto-Dominion Bank	200	12,602
UMB Financial Corp.	5,500	281,985

UniCredit SpA	65,480	398,874
Unione di Banche Italiane ScpA	562	13,137
United Overseas Bank Ltd.	4,000	54,916
VTB Bank OJSC (GDR) 144A*	42,900	298,155
Wells Fargo & Co.	148,900	3,536,375
WesBanco, Inc.	3,200	54,880
Westpac Banking Corp.	1,312	25,101

		11,843,663
Consumer Finance 0.1%
Dollar Financial Corp.*	4,100	61,951
EZCORP., Inc. "A"*	14,500	184,875
ORIX Corp.	70	10,115
World Acceptance Corp.*	2,600	87,542

		344,483
Diversified Financial Services 1.2%
ASX Ltd.	175	5,257
CME Group, Inc.	1,100	421,509
Compagnie Nationale a Portefeuille	85	6,374
Deutsche Boerse AG	2,686	301,367
Fortis	4,371	69,374
Groupe Bruxelles Lambert SA	164	19,422
Hong Kong Exchanges & Clearing Ltd.	1,600	23,242
ING Groep NV (CVA)	2,679	84,661
Interactive Brokers Group, Inc. "A"*	6,900	221,697
IntercontinentalExchange, Inc.*	17,900	2,040,600
Investor AB "B"	600	12,593
KBC Ancora	70	6,079
NYSE Euronext	51,800	2,624,188
OMX AB	200	8,668
Singapore Exchange Ltd.	3,000	15,287
The Nasdaq OMX Group, Inc.*	71,300	1,893,015

		7,753,333
Insurance 1.6%
ACE Ltd.	74,100	4,082,169
Aegon NV	2,740	36,197
Allianz SE (Registered)	1,522	267,433
Allied World Assurance Co. Holdings Ltd.	26,200	1,038,044
AMP Ltd.	1,450	9,284
AmTrust Financial Services, Inc.	17,000	214,200
Aspen Insurance Holdings Ltd.	5,800	137,286
Assicurazioni Generali SpA	811	31,040
Aviva PLC	909	9,007
Axa	6,385	188,195
Darwin Professional Underwriters, Inc.*	900	27,720
Great-West Lifeco, Inc.	200	5,719
Hallmark Financial Services, Inc.*	5,600	54,152
Harleysville Group, Inc.	800	27,064
Insurance Australia Group Ltd.	1,711	5,651
IPC Holdings Ltd.	2,700	71,685
Irish Life & Permanent PLC	1,795	18,553
Legal & General Group PLC	3,476	6,897
Manulife Financial Corp.	1,200	41,965
MetLife, Inc.	9,100	480,207
Millea Holdings, Inc.	500	19,462

Mitsui Sumitomo Insurance Group Holdings, Inc.*	300	10,323
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	192	33,606
National Interstate Corp.	1,200	22,056
Navigators Group, Inc.*	4,200	227,010
NIPPONKOA Insurance Co., Ltd.	1,000	8,693
Old Mutual PLC	2,119	3,881
PartnerRe Ltd.	15,200	1,050,776
Platinum Underwriters Holdings Ltd.	5,900	192,399
Power Corp. of Canada	300	9,185
Power Financial Corp.	200	6,504
Prudential PLC	40,456	428,502
QBE Insurance Group Ltd.	15,412	327,295
Reinsurance Group of America, Inc.	12,500	544,000
Sampo Oyj "A"	6,100	153,320
SeaBright Insurance Holdings, Inc.*	12,300	178,104
Sompo Japan Insurance, Inc.	1,000	9,378
Storebrand ASA	4,800	35,480
Sun Life Financial, Inc.	400	16,456
Suncorp-Metway Ltd.	731	9,120
Swiss Life Holding (Registered)*	29	7,702
Swiss Re (Registered)	287	18,991
T&D Holdings, Inc.	150	9,250
Topdanmark AS*	150	22,584
Unum Group	16,200	331,290
Validus Holdings Ltd.	1,000	21,250
Vienna Insurance Group	256	16,892
Zurich Financial Services AG (Registered)	116	29,619

		10,495,596
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	1,300	126,542
AMB Property Corp. (REIT)	3,000	151,140
AvalonBay Communities, Inc. (REIT)	2,600	231,816
BioMed Realty Trust, Inc. (REIT)	6,500	159,445
CapitaMall Trust (REIT)	4,000	8,807
Corio NV (REIT)	101	7,844
Corporate Office Properties Trust (REIT)	3,700	127,021
Cousins Properties, Inc. (REIT)	5,600	129,360
Digital Realty Trust, Inc. (REIT)	5,000	204,550
EastGroup Properties, Inc. (REIT)	2,800	120,120
Equity Lifestyle Properties, Inc. (REIT)	2,600	114,400
Equity One, Inc. (REIT)	7,000	143,850
Equity Residential (REIT)	18,100	692,687
First Industrial Realty Trust, Inc. (REIT)	4,800	131,856
Glimcher Realty Trust (REIT)	6,000	67,080
Goodman Group (REIT)	1,533	4,552
GPT Group (REIT)	2,169	4,627
Healthcare Realty Trust, Inc. (REIT)	4,900	116,473
Home Properties, Inc. (REIT)	3,700	177,822
Host Hotels & Resorts, Inc. (REIT)	25,500	348,075
Land Securities Group PLC (REIT)	252	6,145
LaSalle Hotel Properties (REIT)	5,000	125,650
Link (REIT)	3,500	7,963
Maguire Properties, Inc. (REIT)	2,000	24,340
Mirvac Group (REIT)	1,210	3,426
National Retail Properties, Inc. (REIT)	6,400	133,760

Nationwide Health Properties, Inc. (REIT)	900	28,341
Pennsylvania Real Estate Investment Trust (REIT)	3,800	87,932
ProLogis (REIT)	8,300	451,105
Public Storage (REIT)	8,780	709,336
Realty Income Corp. (REIT)	4,200	95,592
Redwood Trust, Inc. (REIT)	2,000	45,580
Simon Property Group, Inc. (REIT)	11,000	988,790
Sovran Self Storage, Inc. (REIT)	3,500	145,460
Stockland (REIT)	1,308	6,747
Sunstone Hotel Investors, Inc. (REIT)	3,900	64,740
Tanger Factory Outlet Centers, Inc. (REIT)	3,900	140,127
The Macerich Co. (REIT)	1,900	118,047
Unibail-Rodamco (REIT)	58	13,390
Vornado Realty Trust (REIT)	2,500	220,000
Washington Real Estate Investment Trust (REIT)	4,800	144,240
Wereldhave NV (REIT)	67	7,055
Westfield Group (REIT)	1,301	20,270

		6,656,103
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	400	12,984
CapitaLand Ltd.	5,000	21,001
Cheung Kong (Holdings) Ltd.	2,000	26,895
City Developments Ltd.	1,000	8,003
Daiwa House Industry Co., Ltd.	1,000	9,339
Hang Lung Properties Ltd.	3,000	9,596
Henderson Land Development Co., Ltd.	2,000	12,443
Immoeast AG*	3,604	31,774
Immofinanz Immobilien Anlagen AG	4,480	46,180
Kerry Properties Ltd.	1,000	5,240
Lend Lease Corp., Ltd.	408	3,730
Meinl European Land Ltd.*	2,411	27,056
Mitsubishi Estate Co., Ltd.	1,000	22,831
Mitsui Fudosan Co., Ltd.	1,000	21,317
New World Development Co., Ltd.	3,000	6,094
Sino Land Co., Ltd.	2,000	3,966
Sun Hung Kai Properties Ltd.	2,000	27,077
Swire Pacific Ltd. "A"	1,000	10,275
Wharf Holdings Ltd.	53,000	221,463

		527,264
Thrifts & Mortgage Finance 0.1%
Dime Community Bancshares	7,000	115,570
Flagstar Bancorp., Inc.	11,100	33,411
Flushing Financial Corp.	5,600	106,120
Northwest Bancorp., Inc.	3,100	67,642
Ocwen Financial Corp.*	6,800	31,620
WSFS Financial Corp.	1,300	57,980

		412,343
Health Care 6.5%
Biotechnology 0.8%
Actelion Ltd. (Registered)*	117	6,226
Alkermes, Inc.*	10,700	132,252
Alnylam Pharmaceuticals, Inc.*	7,200	192,456
CSL Ltd.	4,293	147,137
Cubist Pharmaceuticals, Inc.*	11,000	196,460

Enzon Pharmaceuticals, Inc.*	12,500	89,000
Gilead Sciences, Inc.*	68,800	3,642,960
Grifols SA	482	15,360
Onyx Pharmaceuticals, Inc.*	5,400	192,240
OSI Pharmaceuticals, Inc.*	9,000	371,880

		4,985,971
Health Care Equipment & Supplies 1.8%
Align Technology, Inc.*	14,200	148,958
Baxter International, Inc.	52,200	3,337,668
Becton, Dickinson & Co.	35,600	2,894,280
Cochlear Ltd.	455	19,061
Essilor International SA	909	55,461
Getinge AB "B"	400	9,764
Intuitive Surgical, Inc.*	8,300	2,236,020
Meridian Bioscience, Inc.	6,700	180,364
Merit Medical Systems, Inc.*	3,900	57,330
Nobel Biocare Holding AG (Bearer)	225	7,312
Olympus Corp.	1,000	33,890
Smith & Nephew PLC	2,003	21,998
Sonova Holding AG (Registered)	88	7,245
St. Jude Medical, Inc.*	46,800	1,913,184
SurModics, Inc.*	5,000	224,200
Synthes, Inc.	109	14,957
Terumo Corp.	8,100	412,729
William Demant Holding AS*	50	3,287

		11,577,708
Health Care Providers & Services 0.7%
Aetna, Inc.	40,900	1,657,677
Alliance Imaging, Inc.*	7,300	63,291
Animal Health International, Inc.*	2,000	12,460
Apria Healthcare Group, Inc.*	7,800	151,242
Celesio AG	905	32,712
Centene Corp.*	12,300	206,517
CorVel Corp.*	6,200	209,994
Fresenius Medical Care AG & Co. KGaA	10,162	559,570
Healthspring, Inc.*	15,100	254,888
Kindred Healthcare, Inc.*	9,100	261,716
Medco Health Solutions, Inc.*	12,400	585,280
Mediceo Paltac Holdings Co., Ltd.	600	11,032
Owens & Minor, Inc.	9,000	411,210
RehabCare Group, Inc.*	5,900	94,577
Sonic Healthcare Ltd.	2,742	38,196
Suzuken Co., Ltd.	300	11,070

		4,561,432
Health Care Technology 0.0%
Agfa Gevaert NV*	234	1,512
Eclipsys Corp.*	11,800	216,648
Phase Forward, Inc.*	2,500	44,925

		263,085
Life Sciences Tools & Services 0.2%
Albany Molecular Research, Inc.*	1,000	13,270
Cambrex Corp.*	23,900	140,293
eResearchTechnology, Inc.*	17,600	306,944
Gerresheimer AG	7,606	387,037

Lonza Group AG (Registered)	4,041	557,840
MDS, Inc.*	200	3,250
PAREXEL International Corp.*	7,000	184,170
QIAGEN NV*	129	2,607

		1,595,411
Pharmaceuticals 3.0%
Astellas Pharma, Inc.	2,300	97,703
AstraZeneca PLC	2,802	119,166
Caraco Pharmaceutical Laboratories Ltd.*	6,200	81,840
Chugai Pharmaceutical Co., Ltd.	1,300	20,827
Cypress Bioscience, Inc.*	17,900	128,701
Daiichi Sankyo Co., Ltd.	3,300	90,738
Eisai Co., Ltd.	1,200	42,328
Elan Corp. PLC*	15,792	565,641
Eli Lilly & Co.	80,200	3,702,032
GlaxoSmithKline PLC	11,121	245,786
Hisamitsu Pharmaceutical Co., Inc.	300	13,038
Johnson & Johnson	20,300	1,306,102
Kyowa Hakko Kogyo Co., Ltd.	1,000	10,233
Medicines Co.*	13,400	265,588
Medicis Pharmaceutical Corp. "A"	14,700	305,466
Merck & Co., Inc.	83,200	3,135,808
Merck KGaA	812	115,300
Mitsubishi Tanabe Pharma Corp.	1,000	13,089
Novartis AG (Registered)	3,147	172,570
Novo Nordisk AS "B"	10,075	663,796
Ono Pharmaceutical Co., Ltd.	400	22,062
Perrigo Co.	10,900	346,293
Pfizer, Inc.	355,600	6,212,332
Roche Holding AG (Genusschein)	4,466	801,383
Salix Pharmaceuticals Ltd.*	19,500	137,085
Sanofi-Aventis	4,514	300,296
Shionogi & Co., Ltd.	1,000	19,759
Shire Ltd.	873	14,307
Takeda Pharmaceutical Co., Ltd.	3,900	197,780
UCB SA	6,188	227,592

		19,374,641
Industrials 8.1%
Aerospace & Defense 1.8%
BAE Systems PLC	28,518	251,006
Boeing Co.	68,100	4,475,532
Bombardier, Inc. "B"*	4,900	35,608
CAE, Inc.	1,000	11,298
Cobham PLC	1,695	6,668
Esterline Technologies Corp.*	3,700	182,262
European Aeronautic Defence & Space Co.	334	6,269
Finmeccanica SpA	314	8,205
General Dynamics Corp.	3,300	277,860
Goodrich Corp.	43,000	2,040,780
Honeywell International, Inc.	84,800	4,263,744
Meggitt PLC	1,213	5,127
Rolls-Royce Group PLC*	2,741	18,611
Singapore Technologies Engineering Ltd.	13,000	26,058
Teledyne Technologies, Inc.*	7,200	351,288

Triumph Group, Inc.	2,500	117,750

		12,078,066
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	775	20,218
Hub Group, Inc. "A"*	5,000	170,650
Pacer International, Inc.	12,900	277,479
TNT NV	1,082	36,752
Toll Holdings Ltd.	2,318	13,414

		518,513
Airlines 0.0%
Air France-KLM	155	3,693
Alaska Air Group, Inc.*	1,400	21,476
Allegiant Travel Co.*	1,000	18,590
Deutsche Lufthansa AG (Registered)	303	6,508
Iberia Lineas Aereas de Espana SA	1,322	3,146
Qantas Airways Ltd.	4,271	12,441
Singapore Airlines Ltd.	4,000	43,291

		109,145
Building Products 0.3%
Apogee Enterprises, Inc.	12,500	202,000
Armstrong World Industries, Inc.	11,600	338,952
Asahi Glass Co., Ltd.	1,000	12,114
Assa Abloy AB "B"	600	8,671
Compagnie de Saint-Gobain	270	16,852
Daikin Industries Ltd.	200	10,074
Geberit AG (Registered)	86	12,596
Gibraltar Industries, Inc.	1,900	30,343
Insteel Industries, Inc.	9,200	168,452
USG Corp.*	32,000	946,240
Wienerberger AG	98	4,108

		1,750,402
Commercial Services & Supplies 1.0%
Adecco SA (Registered)	270	13,315
American Ecology Corp.	1,300	38,389
Babcock International Group PLC	35,288	429,321
Bowne & Co., Inc.	4,400	56,100
Brambles Ltd.	5,824	48,912
Capita Group PLC	504	6,892
Clean Harbors, Inc.*	3,300	234,498
Comfort Systems USA, Inc.	18,300	245,952
COMSYS IT Partners, Inc.*	16,300	148,656
Consolidated Graphics, Inc.*	5,000	246,350
Experian Group Ltd.	1,147	8,477
Exponent, Inc.*	900	28,269
G4S PLC	1,553	6,256
GeoEye, Inc.*	6,600	116,886
Heidrick & Struggles International, Inc.	2,600	71,864
Herman Miller, Inc.	1,200	29,868
Hudson Highland Group, Inc.*	14,200	148,674
IKON Office Solutions, Inc.	9,400	106,032
Intertek Group PLC	13,617	267,516
Manpower, Inc.	19,800	1,153,152
Randstad Holding NV	471	16,434
Rentokil Initial PLC	3,402	6,718

Secom Co., Ltd.	100	4,869
Securitas AB "B"	600	6,959
Serco Group PLC	749	6,647
SGS SA (Registered)	10	14,266
Standard Register Co.	2,600	24,518
The Brink's Co.	49,300	3,225,206
Toppan Printing Co., Ltd.	1,000	10,995
Volt Information Sciences, Inc.*	10,900	129,819
Watson Wyatt Worldwide, Inc. "A"	1,000	52,890

		6,904,700
Construction & Engineering 1.0%
Acciona SA	150	35,388
ACS, Actividades de Construccion y Servicios SA	1,406	70,217
Arabtec Holding Co.*	290	1,279
Balfour Beatty PLC	659	5,567
Boart Longyear Group	5,295	11,306
Bouygues SA	261	17,207
EMCOR Group, Inc.*	12,600	359,478
FLSmidth & Co. AS	2,450	268,558
Fluor Corp.	18,000	3,349,440
Fomento de Construcciones y Contratas SA	299	17,652
Granite Construction, Inc.	800	25,224
Grupo Ferrovial SA	444	27,421
Hochtief AG	49	4,956
Leighton Holdings Ltd.	12,974	625,282
MasTec, Inc.*	20,800	221,728
Michael Baker Corp.*	1,000	21,880
Orascom Construction Industries (GDR)	100	13,700
Orascom Construction Industries (GDR) (REG S)	1,600	218,757
Perini Corp.*	7,000	231,350
Sacyr Vallehermoso SA	70	2,125
Shaw Group, Inc.*	11,100	685,869
Skanska AB "B"	600	8,569
SNC-Lavalin Group, Inc.	500	27,469
Vinci SA	385	23,491
YIT Oyj	1,109	27,693

		6,301,606
Electrical Equipment 0.2%
ABB Ltd. (Registered)*	3,557	100,389
Acuity Brands, Inc.	6,700	322,136
Alstom	72	16,508
Gamesa Corp. Tecnologica SA	1,142	56,052
GrafTech International Ltd.*	10,600	284,398
II-VI, Inc.*	6,600	230,472
LSI Industries, Inc.	2,000	16,240
Mitsubishi Electric Corp.	1,000	10,815
Q-Cells AG*	56	5,667
Renewable Energy Corp. AS*	150	3,866
Schneider Electric SA	201	21,665
Solarworld AG	89	4,225
Sumitomo Electric Industries Ltd.	600	7,642
Superior Essex, Inc.*	5,300	236,539
Vestas Wind Systems AS*	700	91,334

		1,407,948

Industrial Conglomerates 0.4%
CSR Ltd.	4,742	11,076
Fraser & Neave Ltd.	7,000	23,390
General Electric Co.	71,000	1,894,990
Hutchison Whampoa Ltd.	15,000	151,686
Keppel Corp., Ltd.	9,000	74,208
Koninklijke (Royal) Philips Electronics NV	2,982	100,697
Orkla ASA	900	11,516
SembCorp Industries Ltd.	7,000	21,508
Siemens AG (Registered)	917	101,544
Smiths Group PLC	609	13,150

		2,403,765
Machinery 1.8%
AGCO Corp.*	46,700	2,447,547
Alfa Laval AB	700	10,826
Atlas Copco AB "A"	1,200	17,640
Atlas Copco AB "B"	800	10,631
Badger Meter, Inc.	3,200	161,696
Caterpillar, Inc.	41,400	3,056,148
Chart Industries, Inc.*	1,400	68,096
China Infrastructure Machinery Holdings Ltd.	148,000	136,668
Columbus McKinnon Corp.*	7,700	185,416
EnPro Industries, Inc.*	6,200	231,508
FANUC Ltd.	100	9,744
Flowserve Corp.	23,900	3,267,130
Gorman-Rupp Co.	500	19,920
Invensys PLC*	1,137	5,888
KCI Konecranes Oyj	115	4,744
Komatsu Ltd.	17,000	472,712
Kone Oyj "B"	1,371	47,897
Kubota Corp.	1,000	7,172
MAN AG	116	12,852
Metso Corp.	1,117	50,536
Mitsubishi Heavy Industries Ltd.	2,000	9,577
Parker Hannifin Corp.	11,100	791,652
Sandvik AB	1,600	21,860
Scania AB "B"	600	8,211
Schindler Holding AG	121	8,975
SembCorp. Marine Ltd.	4,000	11,976
SKF AB "B"	800	12,527
SMC Corp.	100	10,978
Sulzer AG (Registered)	60	7,608
Trimas Corp.*	4,900	29,351
Twin Disc, Inc.	1,900	39,767
Vallourec SA	49	17,117
Valmont Industries, Inc.	2,800	292,012
Volvo AB "A"	300	3,524
Volvo AB "B"	1,900	23,178
Wartsila Corp. "B"	735	46,006
Zardoya Otis SA	769	15,936

		11,575,026
Marine 0.4%
A P Moller-Maersk AS "A"	1	12,201
A P Moller-Maersk AS "B"	5	60,894

Kirby Corp.*	55,400	2,659,200
Kuehne & Nagel International AG (Registered)	117	11,069
Mitsui OSK Lines Ltd.	1,000	14,362
Nippon Yusen Kabushiki Kaisha	1,000	9,596
Pacific Basin Shipping Ltd.	9,000	12,776
TBS International Ltd. "A"*	4,100	163,795

		2,943,893
Road & Rail 0.8%
Arkansas Best Corp.	7,100	260,144
Canadian National Railway Co.	1,600	76,854
Canadian Pacific Railway Ltd.	500	33,196
Central Japan Railway Co.	1	11,013
CSX Corp.	25,400	1,595,374
DSV AS	1,000	23,926
East Japan Railway Co.	2	16,279
FirstGroup PLC	629	6,505
MTR Corp., Ltd.	10,000	31,438
Ryder System, Inc.	45,200	3,113,376
Tokyu Corp.	1,000	5,182
West Japan Railway Co.	2	9,824

		5,183,111
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	3,200	77,344
Bunzl PLC	487	6,340
Finning International, Inc.	200	5,002
Itochu Corp.	1,000	10,615
Marubeni Corp.	1,000	8,338
Mitsubishi Corp.	16,400	539,625
Mitsui & Co., Ltd.	15,000	331,166
Noble Group Ltd.	146,200	255,479
Sumitomo Corp.	800	10,487
Wolseley PLC	828	6,156

		1,250,552
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,910	45,090
Atlantia SpA	277	8,360
Brisa	16,395	188,917
Cintra Concesiones de Infraestructuras de Transporte SA	1,459	16,258
Hopewell Holdings Ltd.	4,000	14,187
Macquarie Infrastructure Group (Unit)	11,449	25,414
Novorossiysk Sea Trade Port (GDR) 144A*	5,100	76,347
Transurban Group (Unit)	4,660	18,795

		393,368
Information Technology 7.2%
Communications Equipment 0.2%
Alcatel-Lucent*	8,959	53,939
Avocent Corp.*	3,000	55,800
Black Box Corp.	2,400	65,256
Nokia Oyj	17,066	418,051
Nortel Networks Corp.*	1,300	10,645
Plantronics, Inc.	7,200	160,704
Research In Motion Ltd.*	1,200	140,853
Tandberg ASA	100	1,638
Tekelec*	14,700	216,237

Telefonaktiebolaget LM Ericsson "B"	13,000	134,151

		1,257,274
Computers & Peripherals 3.0%
Apple, Inc.*	31,300	5,240,872
Fujitsu Ltd.	2,000	14,789
Hewlett-Packard Co.	124,300	5,495,303
International Business Machines Corp.	27,400	3,247,722
Intevac, Inc.*	6,700	75,576
Lexmark International, Inc. "A"*	82,300	2,751,289
Logitech International SA (Registered)*	11,941	318,306
NEC Corp.	2,000	10,503
Toshiba Corp.	3,000	22,057
Western Digital Corp.*	64,000	2,209,920
Wincor Nixdorf AG	127	8,817

		19,395,154
Electronic Equipment & Instruments 0.2%
Benchmark Electronics, Inc.*	5,100	83,334
Cognex Corp.	900	20,745
Daktronics, Inc.	900	18,153
Electrocomponents PLC	2,551	7,437
Fujifilm Holdings Corp.	300	10,272
Hitachi Ltd.	3,000	21,576
Hoya Corp.	300	6,952
IBIDEN Co., Ltd.	100	3,618
Insight Enterprises, Inc.*	12,400	145,452
Kyocera Corp.	100	9,390
Multi-Fineline Electronix, Inc.*	8,200	226,894
Murata Manufacturing Co., Ltd.	200	9,487
Nidec Corp.	100	6,645
Omron Corp.	200	4,318
SYNNEX Corp.*	7,900	198,211
TDK Corp.	100	5,996
TTM Technologies, Inc.*	15,100	199,471

		977,951
Internet Software & Services 0.7%
CMGI, Inc.*	6,100	64,660
Earthlink, Inc.*	15,700	135,805
eBay, Inc.*	39,300	1,074,069
Google, Inc. "A"*	4,865	2,561,033
GSI Commerce, Inc.*	7,800	106,314
InfoSpace, Inc.	5,000	41,650
j2 Global Communications, Inc.*	5,500	126,500
Marchex, Inc. "B"	1,500	18,480
Sohu.com, Inc.*	1,700	119,748
United Internet AG (Registered)	308	6,064
United Online, Inc.	8,300	83,249
ValueClick, Inc.*	8,600	130,290
Websense, Inc.*	4,800	80,832
Yahoo! Japan Corp.	13	4,984

		4,553,678
IT Services 0.4%
Atos Origin SA*	266	14,638
Cap Gemini SA	536	31,504
CGI Group, Inc. "A"*	900	8,968

Computer Sciences Corp.*	7,300	341,932
CSG Systems International, Inc.*	9,500	104,690
Gartner, Inc.*	14,300	296,296
iGATE Corp.*	1,600	13,008
Indra Sistemas SA	13,833	358,769
Integral Systems, Inc.	1,200	46,440
Logica PLC	27,892	59,897
MAXIMUS, Inc.	8,900	309,898
NTT Data Corp.	1	3,901
Redecard SA (GDR) 144A	8,800	340,231
SAIC, Inc.*	20,500	426,605
VeriFone Holdings, Inc.*	35,400	423,030

		2,779,807
Office Electronics 0.1%
Canon, Inc.	18,200	932,933
Konica Minolta Holdings, Inc.	500	8,464
Neopost SA	135	14,257
Ricoh Co., Ltd.	1,000	18,100

		973,754
Semiconductors & Semiconductor Equipment 0.9%
ANADIGICS, Inc.*	5,600	55,160
ARM Holdings PLC	2,245	3,782
ASML Holding NV	5,888	143,403
Elpida Memory, Inc.*	200	6,423
Infineon Technologies AG*	2,595	22,421
Mattson Technology, Inc.*	28,300	134,708
Microsemi Corp.*	7,600	191,368
Monolithic Power Systems, Inc.*	6,300	136,206
Pericom Semiconductor Corp.*	10,500	155,820
ROHM Co., Ltd.	100	5,738
Semtech Corp.*	17,700	249,039
Skyworks Solutions, Inc.*	29,700	293,139
Standard Microsystems Corp.*	2,600	70,590
STMicroelectronics NV	2,765	28,527
Techwell, Inc.*	2,100	25,872
Texas Instruments, Inc.	133,600	3,762,176
Tokyo Electron Ltd.	200	11,500
TriQuint Semiconductor, Inc.*	38,600	233,916
Ultratech, Inc.*	6,900	107,088
Volterra Semiconductor Corp.*	12,400	214,024
Zoran Corp.*	12,700	148,590

		5,999,490
Software 1.7%
Advent Software, Inc.*	6,200	223,696
Compuware Corp.*	22,700	216,558
Dassault Systemes SA	246	14,928
JDA Software Group, Inc.*	15,600	282,360
Microsoft Corp.	300,058	8,254,596
Misys PLC	1,521	4,502
Net 1 UEPS Technologies, Inc.*	5,400	131,220
Nintendo Co., Ltd.	1,400	787,923
Parametric Technology Corp.*	7,200	120,024
Progress Software Corp.*	2,100	53,697
Renaissance Learning, Inc.	2,700	30,267

SAP AG	2,604	136,121
Secure Computing Corp.*	6,600	27,324
Solera Holdings, Inc.*	1,400	38,724
SPSS, Inc.*	1,200	43,644
Sybase, Inc.*	1,400	41,188
Symantec Corp.*	37,560	726,786
The Sage Group PLC	24,696	102,250

		11,235,808
Materials 3.5%
Chemicals 1.3%
Agrium, Inc.	100	10,783
Air Liquide SA	117	15,425
Akzo Nobel NV	1,217	83,318
Asahi Kasei Corp.	2,000	10,495
BASF SE	960	66,113
Bayer AG	8,220	690,429
Calgon Carbon Corp.*	12,100	187,066
CF Industries Holdings, Inc.	3,800	580,640
Ciba Holding AG (Registered)	254	7,278
Dow Chemical Co.	106,900	3,731,879
GenTek, Inc.*	3,000	80,670
Givaudan SA (Registered)	20	17,812
Incitec Pivot Ltd.	37	6,518
JSR Corp.	300	5,949
K+S AG	22	12,622
Koninklijke DSM NV	824	48,182
Kuraray Co., Ltd.	500	5,976
Linde AG	2,225	311,939
Mitsubishi Chemical Holdings Corp.	1,500	8,705
Mitsubishi Gas Chemical Co., Inc.	1,000	7,200
Mitsui Chemicals, Inc.	1,000	4,919
NewMarket Corp.	3,500	231,805
Nitto Denko Corp.	200	7,662
Novozymes AS "B"	2,350	211,042
Orica Ltd.	303	8,499
Potash Corp. of Saskatchewan, Inc.	2,701	626,690
Shin-Etsu Chemical Co., Ltd.	700	43,196
Showa Denko KK	2,000	5,301
Solvay SA	1,163	151,235
Sumitomo Chemical Co., Ltd.	2,000	12,575
Syngenta AG (Registered)	264	85,436
Teijin Ltd.	2,000	6,846
Terra Industries, Inc.	8,600	424,410
Toray Industries, Inc.	2,000	10,743
Ube Industries Ltd.	2,000	7,068
Umicore	2,527	124,666
Uralkali (GDR) 144A*	8,300	603,410
Yara International ASA	2,850	251,391

		8,705,893
Construction Materials 0.1%
CRH PLC (a)	3,346	96,728
CRH PLC (a)	7,493	218,080
Fletcher Building Ltd.	468	2,264
Holcim Ltd. (Registered)	596	48,190

Imerys SA	70	5,063
Lafarge SA	186	28,455

		398,780
Containers & Packaging 0.0%
AEP Industries, Inc.*	2,000	34,740
Rock-Tenn Co. "A"	8,400	251,916

		286,656
Metals & Mining 2.0%
Acerinox SA	6,561	150,467
Agnico-Eagle Mines Ltd.	100	7,501
AK Steel Holding Corp.	30,800	2,125,200
Alumina Ltd.	1,124	5,084
Anglo American PLC	6,636	470,021
ArcelorMittal	779	76,897
Barrick Gold Corp.	600	27,426
BHP Billiton Ltd.	1,763	75,089
BHP Billiton PLC	1,249	47,973
BlueScope Steel Ltd.	707	7,674
Boliden AB	2,800	22,612
Companhia Vale do Rio Doce (ADR)	6,000	214,920
Compass Minerals International, Inc.	5,500	443,080
Eramet	7	6,903
First Quantum Minerals Ltd.	100	6,899
Fording Canadian Coal Trust (Unit)	100	9,562
Fortescue Metals Group Ltd.*	1,040	11,789
Freeport-McMoRan Copper & Gold, Inc.	29,300	3,433,667
Goldcorp, Inc.	500	23,051
JFE Holdings, Inc.	800	40,213
Kinross Gold Corp.	400	9,454
Kobe Steel Ltd.	4,000	11,424
Mitsubishi Materials Corp.	2,000	8,535
Newcrest Mining Ltd.	392	11,061
Nippon Steel Corp.	8,000	43,218
Nisshin Steel Co., Ltd.	2,000	6,787
Norsk Hydro ASA	10,200	148,484
Nucor Corp.	41,200	3,076,404
Olympic Steel, Inc.	3,500	265,720
Outokumpu Oyj	1,656	57,525
Oxiana Ltd.*	1,529	3,826
Rautaruukki Oyj	1,193	54,244
Reliance Steel & Aluminum Co.	10,900	840,281
Rio Tinto Ltd.	182	23,726
Rio Tinto PLC	413	50,637
Salzgitter AG	47	8,589
Schnitzer Steel Industries, Inc. "A"	3,000	343,800
SSAB Svenskt Stal AB "A"	1,700	54,594
Sumitomo Metal Industries Ltd.	6,000	26,332
Sumitomo Metal Mining Co., Ltd.	1,000	15,222
Teck Cominco Ltd. "B"	300	14,466
ThyssenKrupp AG	372	23,312
Universal Stainless & Alloy Products, Inc.*	2,600	96,304
Vedanta Resources PLC	9,721	423,918
voestalpine AG	162	13,286
Xstrata PLC	6,095	484,396

Yamana Gold, Inc.	400	6,653

		13,328,226
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	7,400	62,604
Oji Paper Co., Ltd.	2,000	9,415
Schweitzer-Mauduit International, Inc.	5,200	87,620
Stora Enso Oyj "R"	8,291	77,185
Svenska Cellulosa AB "B"	4,800	67,586
UPM-Kymmene Oyj	7,372	119,845

		424,255
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.0%
Alaska Communications Systems Group, Inc.	6,600	78,804
AT&T, Inc.	126,859	4,273,880
Atlantic Tele-Network, Inc.	6,000	165,060
BCE, Inc.	1,600	55,781
Belgacom SA	732	31,379
BT Group PLC	13,010	51,713
Cable & Wireless PLC	4,236	12,685
Cincinnati Bell, Inc.*	38,400	152,832
Deutsche Telekom AG (Registered)	12,407	202,854
Elisa Oyj	666	13,879
Embarq Corp.	75,400	3,564,158
France Telecom SA	10,042	294,783
Global Crossing Ltd.*	11,900	213,486
Koninklijke (Royal) KPN NV	12,523	214,083
Nippon Telegraph & Telephone Corp.	40	194,970
NTELOS Holdings Corp.	1,200	30,444
Portugal Telecom SGPS SA (Registered)	17,333	195,360
Premiere Global Services, Inc.*	7,200	104,976
PT Telekomunikasi Indonesia (ADR)	9,500	306,375
Singapore Telecommunications Ltd.	176,000	469,698
Swisscom AG (Registered)	660	219,446
Tele2 AB "B"	2,100	40,830
Telecom Corp. of New Zealand Ltd.	153,357	416,053
Telecom Italia SpA	71,324	142,823
Telecom Italia SpA (RNC)	45,323	73,070
Telefonica SA	39,382	1,040,824
Telekom Austria AG	9,599	207,721
Telenor ASA	17,600	329,847
TeliaSonera AB	14,500	106,838
Telstra Corp., Ltd.	81,232	329,919
Telus Corp.	400	16,817
Telus Corp. (Non-Voting Shares)	900	36,620
Verizon Communications, Inc.	170,300	6,028,620

		19,616,628
Wireless Telecommunication Services 0.4%
America Movil SAB de CV "L" (ADR)	6,300	332,325
Centennial Communications Corp.*	27,500	192,225
China Mobile Ltd.	21,500	287,727
iPCS, Inc.*	1,400	41,482
KDDI Corp.	23	142,394
Millicom International Cellular SA (SDR)	425	44,024
Mobistar SA	78	6,335

NTT DoCoMo, Inc.	124	181,849
Rogers Communications, Inc. "B"	2,900	112,507
Softbank Corp.	5,900	99,284
Syniverse Holdings, Inc.*	10,100	163,620
USA Mobility, Inc.*	17,100	129,105
Vodafone Group PLC	179,779	529,719

		2,262,596
Utilities 2.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	58,100	2,337,363
British Energy Group PLC	3,090	43,683
Chubu Electric Power Co., Inc.	3,700	90,201
Chugoku Electric Power Co., Inc.	1,300	27,755
CLP Holdings Ltd.	25,500	218,352
E.ON AG	5,718	1,151,477
Edison International	88,400	4,541,992
EDP - Energias de Portugal SA	34,896	181,926
Electricite de France	450	42,665
Enel SpA	29,562	280,501
Fortis, Inc.	3,200	85,233
Fortum Oyj	969	49,074
Hokkaido Electric Power Co., Inc.	1,100	22,362
Hokuriku Electric Power Co.	900	21,392
HongKong Electric Holdings Ltd.	15,000	89,643
Iberdrola SA	54,559	729,324
Kansai Electric Power Co., Inc.	3,800	88,894
Kyushu Electric Power Co., Inc.	2,100	43,880
Oesterreichische Elektrizitaetswirtschafts AG "A"	104	9,305
Portland General Electric Co.	4,000	90,080
Red Electrica Corporacion SA	340	22,092
RWE AG	829	104,578
Scottish & Southern Energy PLC	3,150	87,904
Shikoku Electric Power Co., Inc.	900	24,740
Southern Co.	10,000	349,200
Terna - Rate Elettrica Nationale SpA	9,810	41,490
Tohoku Electric Power Co., Inc.	2,400	52,239
Tokyo Electric Power Co., Inc.	6,300	161,886
Union Fenosa SA	687	39,982
Westar Energy, Inc.	12,100	260,271

		11,289,484
Gas Utilities 0.2%
Centrica PLC	13,500	83,283
Enagas	468	13,232
Gas Natural SDG SA	729	42,436
Gaz de France	363	23,255
Hong Kong & China Gas Co., Ltd.	48,900	117,287
New Jersey Resources Corp.	1,800	58,770
Osaka Gas Co., Ltd.	11,000	40,349
Snam Rete Gas SpA	6,997	47,753
South Jersey Industries, Inc.	600	22,416
The Laclede Group, Inc.	4,500	181,665
Tokyo Gas Co., Ltd.	13,000	52,303
WGL Holdings, Inc.	12,100	420,354

		1,103,103

Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co., Ltd.	900	33,362
Iberdrola Renovables*	2,330	17,987
International Power PLC	5,837	49,943
TransAlta Corp.	4,100	148,206

		249,498
Multi-Utilities 0.1%
A2A SpA	6,205	22,793
AGL Energy Ltd.	35,387	485,597
National Grid PLC	8,996	117,890
Suez SA	2,361	160,349
United Utilities PLC	2,574	35,110
Veolia Environnement	828	46,132

		867,871
Water Utilities 0.0%
Severn Trent PLC	708	18,082

Total Common Stocks (Cost $386,141,109)		370,728,441
	Principal Amount ($) (h)	Value ($)

Corporate Bonds 8.9%
Consumer Discretionary 1.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014	120,000	106,500
American Achievement Corp., 8.25%, 4/1/2012	20,000	19,600
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	37,581	34,575
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	45,000	36,225
8.0%, 3/15/2014	20,000	17,300
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	135,000	117,450
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	20,000	16,200
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	25,000	25,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	35,000	28,525
Carrols Corp., 9.0%, 1/15/2013	25,000	21,750
Charter Communications Holdings LLC, 11.0%, 10/1/2015	30,000	22,238
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	90,000	92,475
Comcast Corp., 6.4%, 5/15/2038	115,000	106,084
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012	25,000	20,875
CSC Holdings, Inc.:
7.25%, 7/15/2008	35,000	35,000
Series B, 7.625%, 4/1/2011	40,000	39,200
Series B, 8.125%, 7/15/2009	45,000	45,338
Series B, 8.125%, 8/15/2009	85,000	85,637
Denny's Holdings, Inc., 10.0%, 10/1/2012	10,000	9,700
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	100,000	98,500
EchoStar DBS Corp.:
6.375%, 10/1/2011	70,000	67,550
6.625%, 10/1/2014	65,000	60,125
7.125%, 2/1/2016	50,000	46,125
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	40,000	26,000
General Motors Corp.:
7.2%, 1/15/2011	150,000	115,500
7.4%, 9/1/2025	35,000	18,025
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	40,000	38,800
Group 1 Automotive, Inc., 8.25%, 8/15/2013	20,000	18,700

Grupo Televisa SA, 144A, 6.0%, 5/15/2018		600,000	583,525
Hanesbrands, Inc., Series B, 6.508% ***, 12/15/2014		60,000	55,800
Hertz Corp.:
8.875%, 1/1/2014		110,000	100,650
10.5%, 1/1/2016		20,000	18,200
Idearc, Inc., 8.0%, 11/15/2016		155,000	97,456
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		25,000	22,750
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		45,000	31,725
Jarden Corp., 7.5%, 5/1/2017		35,000	30,450
Lamar Media Corp., Series C, 6.625%, 8/15/2015		25,000	22,750
Liberty Media LLC:
5.7%, 5/15/2013		10,000	8,962
8.25%, 2/1/2030		55,000	47,911
8.5%, 7/15/2029		70,000	62,614
Mediacom Broadband LLC, 8.5%, 10/15/2015		5,000	4,469
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		20,000	20,000
MGM MIRAGE:
6.75%, 9/1/2012		70,000	62,825
8.375%, 2/1/2011		35,000	33,775
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		75,000	75,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		125,000	116,406
Penske Automotive Group, Inc., 7.75%, 12/15/2016		75,000	65,625
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		40,000	40,000
Quebecor Media, Inc., 7.75%, 3/15/2016		25,000	23,250
Quiksilver, Inc., 6.875%, 4/15/2015		100,000	85,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		25,000	18,250
Sabre Holdings Corp., 8.35%, 3/15/2016		40,000	30,300
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		50,000	42,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		35,000	28,438
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		125,000	91,875
7.875%, 1/15/2014		10,000	8,600
Sinclair Television Group, Inc., 8.0%, 3/15/2012		20,000	20,150
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		65,000	52,650
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		45,000	41,625
Station Casinos, Inc., 6.5%, 2/1/2014		75,000	43,125
TCI Communications, Inc., 8.75%, 8/1/2015		1,085,000	1,226,458
Time Warner Cable, Inc., 5.4%, 7/2/2012		231,000	228,667
Travelport LLC, 7.307% ***, 9/1/2014		35,000	28,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		85,000	52,912
United Components, Inc., 9.375%, 6/15/2013		5,000	4,675
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	60,000	84,784
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		30,000	22,050
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR		50,000	69,866
144A, 8.0%, 11/1/2016 EUR		50,000	68,685
Viacom, Inc.:
5.75%, 4/30/2011		678,000	679,581
6.75%, 10/5/2037		360,000	344,804
Videotron Ltd., 144A, 9.125%, 4/15/2018		15,000	15,675
Vitro SAB de CV:
9.125%, 2/1/2017		140,000	110,950
11.75%, 11/1/2013		15,000	14,925

			6,307,185
Consumer Staples 0.5%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	18,800

CVS Caremark Corp., 6.302%, 6/1/2037	1,336,000	1,145,620
Delhaize America, Inc., 9.0%, 4/15/2031	565,000	665,120
Kroger Co., 6.8%, 4/1/2011	590,000	615,241
Miller Brewing Co., 144A, 5.5%, 8/15/2013	835,000	853,357
Smithfield Foods, Inc., 7.75%, 7/1/2017	25,000	20,750

		3,318,888
Energy 1.4%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	80,000	83,200
Belden & Blake Corp., 8.75%, 7/15/2012	205,000	209,612
Bristow Group, Inc., 7.5%, 9/15/2017	35,000	35,088
Chaparral Energy, Inc., 8.5%, 12/1/2015	45,000	39,038
Chesapeake Energy Corp.:
6.25%, 1/15/2018	25,000	23,000
6.875%, 1/15/2016	145,000	139,925
7.25%, 12/15/2018	70,000	68,075
7.75%, 1/15/2015	15,000	15,563
Cimarex Energy Co., 7.125%, 5/1/2017	30,000	29,475
Delta Petroleum Corp., 7.0%, 4/1/2015	100,000	85,500
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	14,831
8.375%, 5/1/2016	85,000	82,450
El Paso Corp.:
7.25%, 6/1/2018	55,000	54,175
9.625%, 5/15/2012	34,000	36,870
Enterprise Products Operating LP, Series B, 5.6%, 10/15/2014	740,000	724,903
EXCO Resources, Inc., 7.25%, 1/15/2011	60,000	58,950
Forest Oil Corp., 144A, 7.25%, 6/15/2019	20,000	19,200
Frontier Oil Corp., 6.625%, 10/1/2011	25,000	24,625
KCS Energy, Inc., 7.125%, 4/1/2012	155,000	148,800
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	635,000	630,251
Mariner Energy, Inc.:
7.5%, 4/15/2013	35,000	33,950
8.0%, 5/15/2017	25,000	24,188
Newfield Exploration Co., 7.125%, 5/15/2018	60,000	56,850
OPTI Canada, Inc.:
7.875%, 12/15/2014	60,000	59,250
8.25%, 12/15/2014	100,000	99,500
Petro-Canada, 6.8%, 5/15/2038	665,000	651,373
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	40,000	39,050
9.125%, 7/15/2013	20,000	20,500
Plains Exploration & Production Co.:
7.0%, 3/15/2017	40,000	38,400
7.625%, 6/1/2018	70,000	70,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	110,000	102,437
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,925
Sabine Pass LNG LP, 7.5%, 11/30/2016	205,000	184,500
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	30,000	30,150
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	10,000	10,289
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,026,475
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	52,650
8.25%, 12/15/2011	110,000	107,250
Suncor Energy, Inc., 6.85%, 6/1/2039	675,000	688,709
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	36,427
Tesoro Corp., 6.5%, 6/1/2017	20,000	17,950

TransCanada PipeLines Ltd., 6.35%, 5/15/2067	745,000	643,285
Whiting Petroleum Corp.:
7.0%, 2/1/2014	45,000	44,156
7.25%, 5/1/2012	45,000	44,662
7.25%, 5/1/2013	5,000	4,963
Williams Companies, Inc.:
8.125%, 3/15/2012	135,000	141,750
8.75%, 3/15/2032	180,000	204,300
Williams Partners LP, 7.25%, 2/1/2017	35,000	35,000

		9,001,470
Financials 2.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	120,000	114,000
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	1,305,000	1,264,429
Series J, 5.625%, 8/17/2011 (b)	895,000	874,660
American International Group, Inc., 144A, 8.175%, 5/15/2058	340,000	319,977
Ashton Woods USA LLC, 9.5%, 10/1/2015	100,000	58,000
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	1,440,000	1,435,814
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	20,000	13,400
Corp. Andina de Fomento, 6.875%, 3/15/2012	210,000	220,700
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	420,000	396,963
144A, 7.0%, 10/15/2037	995,000	827,622
144A, 8.0%, 1/15/2011	1,180,000	1,218,653
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	686,343
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	300,000	232,488
7.375%, 10/28/2009	545,000	496,375
7.875%, 6/15/2010	145,000	125,158
FPL Group Capital, Inc., 6.65%, 6/15/2067	1,037,000	916,720
GMAC LLC, 6.875%, 9/15/2011	560,000	402,400
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	80,000	80,600
8.875%, 4/1/2015 (PIK)	70,000	70,350
9.75%, 4/1/2017	85,000	85,000
HBOS PLC, 144A, 6.75%, 5/21/2018	185,000	176,928
Hexion US Finance Corp., 9.75%, 11/15/2014	10,000	9,050
HSBC Bank USA NA, 7.0%, 1/15/2039	630,000	616,407
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	135,000	136,350
iPayment, Inc., 9.75%, 5/15/2014	40,000	33,800
KeyCorp., Series H, 6.5%, 5/14/2013	261,000	233,036
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	40,000	31,200
Merrill Lynch & Co., Inc., 7.75%, 5/14/2038	385,000	360,928
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	695,000	684,358
Morgan Stanley:
Series F, 6.0%, 4/28/2015	275,000	262,905
Series F, 6.625%, 4/1/2018	500,000	473,763
Residential Capital LLC, 144A, 8.5%, 5/15/2010	35,000	29,400
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	655,000	658,631
6.5%, 7/15/2018	310,000	310,941
7.125%, 7/15/2028	235,000	237,801
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	720,000	604,162
Symetra Financial Corp., 144A, 8.3%, 10/15/2037	340,000	297,533
TNK-BP Finance SA, Series 5, 144A, 7.5%, 3/13/2013	215,000	211,775
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	105,000	49,875

UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	51,287	43,594
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	293,392
Universal City Development Partners, 11.75%, 4/1/2010	185,000	190,088
Wells Fargo & Co., 5.25%, 10/23/2012	260,000	261,457
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	711,000	670,540

		16,717,566
Health Care 0.3%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	80,000	73,600
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	65,000	65,325
Boston Scientific Corp., 6.0%, 6/15/2011	50,000	48,875
Community Health Systems, Inc., 8.875%, 7/15/2015	290,000	291,812
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	520,000	516,169
HCA, Inc.:
9.125%, 11/15/2014	60,000	61,350
9.25%, 11/15/2016	190,000	195,700
9.625%, 11/15/2016 (PIK)	55,000	56,650
HEALTHSOUTH Corp., 10.75%, 6/15/2016	25,000	26,875
IASIS Healthcare LLC, 8.75%, 6/15/2014	50,000	50,500
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	30,000	29,700
Quest Diagnostics, Inc., 6.95%, 7/1/2037	336,000	326,627
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	45,000	39,375
The Cooper Companies, Inc., 7.125%, 2/15/2015	75,000	72,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	15,000	13,200
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	125,000	123,750

		1,991,508
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017	25,000	24,562
Allied Waste North America, Inc., 6.5%, 11/15/2010	25,000	25,000
American Railcar Industries, Inc., 7.5%, 3/1/2014	35,000	32,550
ARAMARK Corp., 6.373% ***, 2/1/2015	45,000	42,075
Baldor Electric Co., 8.625%, 2/15/2017	30,000	30,150
BE Aerospace, Inc., 8.5%, 7/1/2018	70,000	70,175
Belden, Inc., 7.0%, 3/15/2017	30,000	28,800
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	105,000	99,750
Building Materials Corp. of America, 7.75%, 8/1/2014	50,000	41,000
Cenveo Corp., 144A, 10.5%, 8/15/2016	35,000	34,650
DRS Technologies, Inc.:
6.625%, 2/1/2016	20,000	20,300
6.875%, 11/1/2013	105,000	105,000
7.625%, 2/1/2018	130,000	137,475
Education Management LLC, 8.75%, 6/1/2014	40,000	37,200
Esco Corp.:
144A, 6.651% ***, 12/15/2013	35,000	32,900
144A, 8.625%, 12/15/2013	65,000	65,650
General Cable Corp., 7.125%, 4/1/2017	95,000	90,487
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	30,000	25,050
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	30,000	28,425
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	35,000	28,700
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	145,000	105,850
144A, 11.5%, 5/1/2013	10,000	10,375
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	60,000	58,200
7.625%, 12/1/2013	110,000	106,700

9.375%, 5/1/2012		95,000	98,800
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		20,000	20,200
8.0%, 6/1/2015		65,000	65,650
Mobile Services Group, Inc., 9.75%, 8/1/2014		40,000	38,400
Moog, Inc., 144A, 7.25%, 6/15/2018		15,000	14,850
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		60,000	61,350
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		25,000	22,938
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017		210,000	124,950
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,313
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		35,000	33,775
Seitel, Inc., 9.75%, 2/15/2014		20,000	17,875
Titan International, Inc., 8.0%, 1/15/2012		130,000	127,400
TransDigm, Inc., 7.75%, 7/15/2014		20,000	19,750
United Rentals North America, Inc.:
6.5%, 2/15/2012		80,000	72,000
7.0%, 2/15/2014		105,000	81,375
United Technologies Corp., 6.125%, 7/15/2038		445,000	447,009
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		25,000	23,250

			2,555,909
Information Technology 0.4%
Alion Science & Technology Corp., 10.25%, 2/1/2015		25,000	17,500
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017		629,000	529,010
Dun & Bradstreet Corp., 6.0%, 4/1/2013		725,000	722,265
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		105,000	85,312
L-3 Communications Corp.:
5.875%, 1/15/2015		125,000	115,312
Series B, 6.375%, 10/15/2015		60,000	56,100
7.625%, 6/15/2012		120,000	121,200
Lucent Technologies, Inc., 6.45%, 3/15/2029		145,000	110,925
MasTec, Inc., 7.625%, 2/1/2017		50,000	42,500
NXP BV/NXP Funding LLC, 7.497%***, 10/15/2013	EUR	50,000	66,127
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		20,000	19,800
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		70,000	63,875
SunGard Data Systems, Inc., 10.25%, 8/15/2015		95,000	95,475
Tyco Electronics Group SA, 6.0%, 10/1/2012		930,000	939,036

			2,984,437
Materials 0.6%
AMH Holdings, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		75,000	49,500
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		20,000	18,900
ARCO Chemical Co., 9.8%, 2/1/2020		285,000	226,575
Cascades, Inc., 7.25%, 2/15/2013		110,000	95,700
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015 (b)		1,042,000	1,011,423
Chemtura Corp., 6.875%, 6/1/2016		75,000	64,875
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		75,000	64,875
CPG International I, Inc., 10.5%, 7/1/2013		60,000	50,100
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	120,575
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		65,000	68,331
8.375%, 4/1/2017		130,000	137,150
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		25,000	23,500
9.5%, 12/1/2011		30,000	30,488
Hexcel Corp., 6.75%, 2/1/2015		155,000	150,737
Innophos, Inc., 8.875%, 8/15/2014		15,000	15,000

Jefferson Smurfit Corp., 8.25%, 10/1/2012		50,000	43,625
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		100,000	90,500
Metals USA Holdings Corp., 8.698% ***, 7/1/2012 (PIK)		20,000	18,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	9,750
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		70,000	59,850
NewMarket Corp., 7.125%, 12/15/2016		80,000	79,400
NewPage Corp., 10.0%, 5/1/2012		85,000	86,063
Nucor Corp., 6.4%, 12/1/2037		530,000	537,731
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	73,999
Rhodia SA, 144A, 7.497% ***, 10/15/2013	EUR	50,000	69,768
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		499,000	479,397
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		35,000	28,000
8.375%, 7/1/2012		30,000	26,325
Steel Dynamics, Inc.:
6.75%, 4/1/2015		60,000	57,450
144A, 7.375%, 11/1/2012		15,000	15,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		80,000	78,400
The Mosaic Co., 144A, 7.375%, 12/1/2014		110,000	114,950
Witco Corp., 6.875%, 2/1/2026		25,000	16,000
Wolverine Tube, Inc., 10.5%, 4/1/2009		65,000	60,450
Xstrata Canada Corp., 6.0%, 10/15/2015		160,000	154,071

			4,226,858
Telecommunication Services 0.5%
BCM Ireland Preferred Equity Ltd., 144A, 11.856%***, 2/15/2017 (PIK)	EUR	51,417	48,129
Centennial Communications Corp.:
10.0%, 1/1/2013		25,000	25,375
10.125%, 6/15/2013		55,000	56,650
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		75,000	73,125
8.375%, 1/15/2014		40,000	38,700
Cricket Communications, Inc.:
9.375%, 11/1/2014		85,000	81,813
144A, 10.0%, 7/15/2015		70,000	68,600
Embratel, Series B, 11.0%, 12/15/2008		15,000	15,525
Hellas Telecom III, 144A, 8.5%, 10/15/2013	EUR	100,000	133,041
Hellas Telecom V, 144A, 8.247% ***, 10/15/2012	EUR	100,000	144,062
iPCS, Inc., 4.998% ***, 5/1/2013		15,000	13,500
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		105,000	101,062
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	164,300
Nortel Networks Ltd.:
6.963% ***, 7/15/2011		70,000	66,150
144A, 10.75%, 7/15/2016		50,000	49,500
Qwest Corp.:
7.25%, 9/15/2025		15,000	13,275
7.625%, 6/15/2015		913,000	878,762
7.875%, 9/1/2011		70,000	70,000
Rural Cellular Corp., 9.875%, 2/1/2010		70,000	71,225
Sprint Nextel Corp., 6.0%, 12/1/2016		35,000	30,100
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,725
Telecom Italia Capital, 7.721%, 6/4/2038		430,000	436,940
US Unwired, Inc., Series B, 10.0%, 6/15/2012		70,000	71,575
Verizon Communications, Inc., 6.9%, 4/15/2038		345,000	340,954
Virgin Media Finance PLC, 8.75%, 4/15/2014		90,000	84,600
West Corp., 9.5%, 10/15/2014		40,000	36,000

			3,144,688

Utilities 1.2%
AES Corp.:
8.0%, 10/15/2017	75,000	73,500
144A, 8.0%, 6/1/2020	70,000	67,550
144A, 8.75%, 5/15/2013	230,000	238,625
9.5%, 6/1/2009	40,000	41,100
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	300,000	312,750
Arizona Public Service Co., 6.875%, 8/1/2036	490,000	442,050
CMS Energy Corp., 8.5%, 4/15/2011	175,000	182,687
Commonwealth Edison Co., Series 104, 5.95%, 8/15/2016	680,000	676,581
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	400,000	366,101
7.5%, 6/30/2066	1,305,000	1,214,141
Edison Mission Energy, 7.0%, 5/15/2017	65,000	60,775
Energy East Corp., 6.75%, 6/15/2012	970,000	1,009,490
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	110,000	111,100
Integrys Energy Group, Inc., 6.11%, 12/1/2066	795,000	658,180
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	35,000	34,475
Knight, Inc., 6.5%, 9/1/2012	20,000	19,500
Mirant Americas Generation LLC, 8.3%, 5/1/2011	90,000	92,925
Mirant North America LLC, 7.375%, 12/31/2013	25,000	24,781
NRG Energy, Inc.:
7.25%, 2/1/2014	80,000	76,400
7.375%, 2/1/2016	60,000	56,475
Oncor Electric Delivery Co., 7.0%, 9/1/2022	30,000	29,253
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	730,000	674,629
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,135,000	968,196
Regency Energy Partners LP, 8.375%, 12/15/2013	50,000	51,125
Reliant Energy, Inc., 7.875%, 6/15/2017	85,000	83,087
Sierra Pacific Resources:
6.75%, 8/15/2017	85,000	82,587
8.625%, 3/15/2014	15,000	15,725
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	165,000	161,700

		7,825,488

Total Corporate Bonds (Cost $60,306,085)		58,073,997
Asset Backed 0.5%
Home Equity Loans
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	263,652	261,831
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	368,685	365,934
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,320,000	867,640
"A6", Series 2006-15, 5.826%, 10/25/2046	450,000	341,939
"A1B", Series 2007-S1, 5.888%, 11/25/2036	541,629	493,177
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,295,000	902,160

Total Asset Backed (Cost $4,229,634)		3,232,681
Commercial and Non-Agency Mortgage-Backed Securities 13.6%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.752% ***, 5/25/2036	1,345,000	1,187,122
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2007-2, 5.634%, 4/10/2049	1,160,000	1,138,717
"A2", Series 2007-3, 5.659% ***, 6/10/2049	940,000	927,708
"A4", Series 2007-3, 5.659% ***, 6/10/2049	725,000	685,354
"AJ", Series 2007-3, 5.659% ***, 6/10/2049	1,700,000	1,342,064

"ASB", Series 2008-1, 6.173%, 2/10/2051	550,000	543,598
Bank of America Mortgage Securities, "3A1", Series 2003-H, 4.537% ***, 9/25/2033	1,074,696	1,052,660
Bear Stearns Adjustable Rate Mortgage Trust:
"2A1", Series 2006-4, 5.791% ***, 10/25/2036	991,563	879,092
"22A1", Series 2007-4, 6.0% ***, 6/25/2047	909,709	837,441
Bear Stearns Commercial Mortgage Securities, Inc., "AAB", Series 2007-PW16, 5.712% ***, 6/11/2040	1,550,000	1,495,388
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.283% ***, 12/25/2035	1,048,413	1,009,289
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	818,664	788,511
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,000,000	960,791
Citigroup Mortgage Loan Trust, Inc.:
"2A1A", Series 2007-AR8, 5.913% ***, 7/25/2037	2,606,765	2,500,964
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,081,835	1,048,704
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.225% ***, 7/15/2044	825,000	795,538
"F", Series 2007-CD4, 5.555% ***, 12/11/2049	690,000	436,377
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	730,616	671,745
"A6", Series 2004-14T2, 5.5%, 8/25/2034	652,820	624,571
"1A1", Series 2004-J1, 6.0%, 2/25/2034	147,744	137,218
Countrywide Home Loans, "1A1", Series 2007-HY1, 5.694% ***, 4/25/2037	1,654,986	1,543,947
Credit Suisse Mortgage Capital Certificates, Inc.:
"10A2", Series 2007-5, 6.0%, 4/25/2029	1,003,534	972,173
"3A1", Series 2006-9, 6.0%, 11/25/2036	476,217	461,336
"3A19", Series 2007-5, 6.0%, 8/25/2037	1,357,510	1,315,087
"5A14", Series 2007-1, 6.0%, 2/25/2037	1,222,296	1,192,886
First Horizon Mortgage Pass-Through Trust, "1A2", Series 2006-AR4, 5.491% ***, 1/25/2037	1,764,968	1,674,828
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	1,640,000	1,297,696
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	665,133	660,751
"4A1", Series 2005-AR6, 5.462% ***, 11/19/2035	1,024,325	962,093
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	2,150,000	2,102,767
"A4", Series 2007-GG11, 5.736%, 12/10/2049	600,000	567,166
GS Mortgage Securities Corp. II:
"A2", Series 2007-GG10, 5.778%, 8/10/2045	2,130,000	2,102,194
"A4", Series 2007-GG10, 5.799% ***, 8/10/2045	675,000	645,440
"J", Series 2007-GG10, 144A, 5.799% ***, 8/10/2045	1,419,000	573,141
"K", Series 2007-GG10, 144A, 5.799% ***, 8/10/2045	394,000	137,454
GSR Mortgage Loan Trust:
"2A1", Series 2007-AR2, 5.511% ***, 5/25/2047	1,854,450	1,765,966
"1A1", Series 2007-AR2, 5.78% ***, 5/25/2047	2,001,068	1,859,470
"2A1", Series 2007-AR1, 6.0% ***, 3/25/2047	2,238,819	2,064,380
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.337% ***, 12/25/2036	1,277,482	1,204,916
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% ***, 2/12/2049	1,280,000	1,237,627
"A4", Series 2007-LD11, 5.819% ***, 6/15/2049	1,320,000	1,262,624
"ASB", Series 2007-LD11, 5.819% ***, 6/15/2049	2,140,000	2,076,597
"F", Series 2007-LD11, 5.819% ***, 6/15/2049	650,000	416,283
"A4", Series 2007-LD12, 5.882%, 7/15/2051	525,000	501,265
JPMorgan Mortgage Trust:
"3A3", Series 2004-A3, 4.971% ***, 7/25/2034	1,380,000	1,099,046
"2A1R", Series 2006-A7, 5.43% ***, 1/25/2037	1,553,669	1,445,216
"2A4", Series 2006-A2, 5.755% ***, 4/25/2036	2,000,000	1,735,778
"2A1" Series 2006-A5, 5.821% ***, 8/25/2036	1,037,492	1,005,719
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,187,981	1,128,096

"1A10", Series 2006-3, 6.0%, 7/25/2036	16,407	14,843
Master Adjustable Rate Mortgages Trust:
"3A6",Series 2004-13, 3.788% ***, 11/21/2034	1,185,000	1,156,256
"B1", Series 2004-13, 3.814% ***, 12/21/2034	1,366,996	960,358
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	38,219	35,066
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	967,157	914,568
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	175,000	164,857
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% ***, 6/12/2050	535,000	518,241
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	700,000	672,998
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	2,200,000	2,148,692
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,410,000	1,349,270
New York Mortgage Trust, "2A3", Series 2006-1, 5.647% ***, 5/25/2036	1,400,000	1,328,791
Residential Accredit Loans, Inc.:
"A3", Series 2004-QS11, 5.5%, 8/25/2034	471,954	422,694
"CB", Series 2004-QS2, 5.75%, 2/25/2034	626,704	538,182
Residential Funding Mortgage Securities I, "2A2", Series 2007-SA1, 5.617% ***, 2/25/2037	578,362	547,658
Structured Adjustable Rate Mortgage Loan Trust, "6A3", Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,004,210
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	330,223	296,685
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-3, 6.045% ***, 6/25/2037	1,944,454	1,567,152
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,000,000	971,159
"APB", Series 2005-C22, 5.27% ***, 12/15/2044	1,300,000	1,262,599
"AJ", Series 2007-C30, 5.413%, 12/15/2043	675,000	524,980
"A2", Series 2007-C32, 5.736%***, 6/15/2049	1,420,000	1,400,178
"H", Series 2007-C32, 144A, 5.741%***, 6/15/2049	990,000	440,678
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.051% ***, 12/25/2035	1,325,000	1,257,052
"1A3", Series 2005-AR16, 5.1% ***, 12/25/2035	1,305,000	1,230,043
"IA3A", Series 2005-AR18, 5.256% ***, 1/25/2036	1,625,000	1,586,367
"1A1", Series 2006-AR18, 5.341% ***, 1/25/2037	1,194,353	1,129,529
"2A2", Series 2006-AR18, 5.493% ***, 1/25/2037	1,385,000	1,137,885
"1A1", Series 2006-AR16, 5.607% ***, 12/25/2036	1,481,900	1,358,294
"1A3", Series 2006-AR8, 5.88% ***, 8/25/2046	1,395,000	1,300,071
"3A1", Series 2007-HY7, 5.909% ***, 7/25/2037	607,038	549,809
Wells Fargo Mortgage Backed Securities Trust:
"2A5", Series 2006-AR2, 5.106% ***, 3/25/2036	3,530,188	3,419,804
"3A2", Series 2006-AR8, 5.238% ***, 4/25/2036	2,070,000	1,965,981
"A6", Series 2006-AR11, 5.515% ***, 8/25/2036	1,995,000	1,756,508

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $95,694,241)		89,006,252
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,220,795	1,201,323
"BE" Series 3128, 5.0%, 5/15/2033	1,400,000	1,357,877
"BG", Series 2869, 5.0%, 7/15/2033	315,000	308,474
"NE", Series 2802, 5.0%, 2/15/2033	880,000	864,211
"PE", Series 2864, 5.0%, 6/15/2033	2,080,000	2,044,466
"XD", Series 2941, 5.0%, 5/15/2033	2,010,000	1,957,161
Federal National Mortgage Association:
"CD", Series 2008-51, 4.5%, 11/25/2022	1,660,000	1,644,784
"YD", Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,365,691
"HE", Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,255,157

Total Collateralized Mortgage Obligations (Cost $11,826,975)		11,999,144

Mortgage-Backed Securities Pass-Throughs 4.5%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018	1,082,498	1,066,346
5.5%, 10/1/2023	815,019	811,040
5.523% ***, 2/1/2038	721,659	720,557
6.5%, 1/1/2035	815,320	848,538
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2020 until 10/1/2033	3,229,938	3,081,893
5.0%, with various maturities from 2/1/2021 until 9/1/2033	2,457,093	2,404,609
5.5%, with various maturities from 1/1/2020 until 7/1/2037	13,010,276	12,920,682
6.0%, with various maturities from 1/1/2024 until 4/1/2024	1,657,727	1,690,185
6.5%, with various maturities from 5/1/2023 until 8/1/2036	4,658,038	4,814,748
7.0%, 4/1/2038	1,192,042	1,251,271
9.0%, 11/1/2030	58,856	64,797

Total Mortgage-Backed Securities Pass-Throughs (Cost $29,594,687)		29,674,666
Municipal Bonds and Notes 1.0%
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (c)	610,000	596,708
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.03%, 5/15/2028 (c)	835,000	838,682
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (c)	2,300,000	2,242,500
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,565,000	1,662,938
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (c)	1,400,000	1,257,620

Total Municipal Bonds and Notes (Cost $6,712,080)		6,598,448
Government & Agency Obligations 5.6%
US Treasury Obligations
US Treasury Bill, 1.08%****, 7/17/2008 (d)	13,451,000	13,442,553
US Treasury Bonds:
5.0%, 5/15/2037 (b)	3,197,000	3,435,777
6.0%, 2/15/2026 (b)	2,290,000	2,681,984
US Treasury Notes:
3.375%, 6/30/2013	3,152,000	3,157,664
3.875%, 5/15/2018 (b)	13,590,000	13,476,401
4.875%, 5/31/2011 (d)	60,000	63,319

Total Government & Agency Obligations (Cost $36,071,975)		36,257,698
Preferred Securities 0.8%
Bank of America Corp., Series M, 8.125%, 5/15/2018 (e)	595,000	562,430
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (e)	2,055,000	1,749,442
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (e)	900,000	822,896
Santander Perpetual SA, 144A, 6.671%, 10/24/2017 (b) (e)	600,000	579,637
Stoneheath Re, 6.868%, 10/15/2011 (e)	1,460,000	964,038
Wachovia Capital Trust III, 5.8%, 3/15/2011 (e)	580,000	394,400

Total Preferred Securities (Cost $6,185,668)		5,072,843
	Shares	Value ($)

Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	1,672	257,018

Volkswagen AG							92	13,260

								270,278
Consumer Staples 0.0%
Henkel AG & Co. KGaA							1,591	63,181
Financials 0.0%
Arch Capital Group Ltd., Series A, 8.0%							809	18,892
Health Care 0.0%
Fresenius SE							902	77,845

Total Preferred Stocks (Cost $521,676)								430,196
Participatory Notes 0.1%
Aldar Properties PJSC, Commercial Bank of Qatar, Dubai Islamic Bank, National Central Cooling Co., and Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 4/24/2009*							2,600	255,762
Arabtec Holding Co. (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*							2,800	12,286
Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.) Expiration Date 2/27/2009							1,700	156,281

Total Participatory Notes (Cost $442,385)								424,329
Rights 0.0%
HBOS PLC, Expiration Date 7/18/2008* (Cost $396)							476	102
Exchange Traded Fund 0.1%
iShares MSCI Japan Index Fund (Cost $945,550)							70,326	877,669
Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 2.74% (f) (g) (Cost $26,441,416)							26,441,416	26,441,416
Cash Equivalents 4.8%
Cash Management QP Trust, 2.49% (f) (Cost $31,374,747)							31,374,747	31,374,747
							% of Net Assets	Value ($)

Total Investment Portfolio (Cost $696,488,624) †							102.6	670,192,629
Other Assets and Liabilities, Net (b)							(2.6)	(16,966,362)

Net Assets							100.0	653,226,267

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
	Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	49,875
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

****	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $699,930,829. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $29,738,200. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,399,994 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,138,194.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

All or a portion of these securities were on loan amounting to $15,772,820. In addition, included in other assets and liabilities, net are pending sales, amounting to $10,042,907, that are also on loan. The value of all securities loaned at June 30, 2008 amounted to $25,815,727 which is 4.0% of net assets.

(c)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Financial Guaranty Insurance Company	0.2
	Financial Security Assurance, Inc.	0.1
	MBIA Corp.	0.1
	XL Capital Insurance	0.3
(d)	At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Principal amount is stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At June 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	9/19/2008	228	25,942,951	25,974,188	31,237
5 Year US Treasury Note	9/30/2008	71	7,784,649	7,849,383	64,734
DJ Euro Stoxx 50 Index	9/19/2008	17	932,741	904,680	(28,061)
FTSE 100 Index	9/19/2008	63	7,429,600	7,087,478	(342,122)

Hang Seng Stock Index	7/30/2008	150	21,933,105	21,276,732	(656,373)
Nikkei 225 Index	9/11/2008	2	139,208	135,350	(3,858)
Russell E Mini 2000 Index	9/19/2008	18	1,321,507	1,245,060	(76,447)
S&P/Canada 60 Index	9/18/2008	91	15,962,377	15,460,273	(502,104)
S&P 500 Index	9/18/2008	33	11,217,633	10,569,075	(648,558)
S&P Mini 500 Index	9/19/2008	92	5,892,691	5,893,060	369
SPI 200 Index	9/18/2008	2	255,414	248,913	(6,501)
Total net unrealized depreciation	(2,167,684)

At June 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	9/19/2008	64	7,159,824	7,291,000	(131,176)
S&P Mini 500 Index	9/19/2008	545	37,083,144	34,907,250	2,175,894

Total net unrealized appreciation	2,044,718

As of June 30, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ( $)
USD	13,265	EUR	8,500	7/11/2008	112
USD	7,977,273	EUR	5,174,000	9/17/2008	136,477
USD	33,644,894	NOK	175,337,000	9/17/2008	511,454
USD	13,513,813	NZD	18,168,000	9/17/2008	157,107
USD	34,291,777	SGD	46,864,000	9/17/2008	279,411
Total unrealized appreciation	1,084,561

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ( $)
EUR	270,000	USD	415,976	7/11/2008	(8,950)
EUR	242,500	USD	372,393	7/11/2008	(9,254)
Total unrealized depreciation	(18,204)

Currency Abbreviations
EUR	Euro	SGD	Singapore Dollar
NOK	Norwegian Krone	USD	United States Dollar
NZD	New Zealand Dollar

At June 30, 2008, the DWS Lifecycle Long Range Fund had the following geographical diversification:
	Market Value ($)	As a % of Common Stocks
United States	297,569,318	80%
United Kingdom	32,223,103	9%
Pacific Basin	8,301,269	2%
Europe (excluding United Kingdom)	8,025,671	2%
Japan	7,586,167	2%
Other	17,022,913	5%
Total	370,728,441	100%

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation/ (Depreciation) on Other Financial Instruments††
Level 1 - Quoted Prices	$ 373,295,896	$ (122,966)
Level 2 - Other Significant	295,312,648	1,066,357
Observable Inputs
Level 3 - Significant	1,584,085	-
Unobservable Inputs
Total	$ 670,192,629	$ 943,391

†† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of April 1, 2008	$ 1,164,496
Total realized gains or losses	5,940
Change in unrealized appreciation (depreciation)	(210,242)
Amortization Premium/Discount	69
Net purchases (sales)	615,053
Net transfers in (out) of Level 3	8,769
Balance as of June 30, 2008	$ 1,584,085

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008